During the year ended September 30, 2025, the Fund received a one-time payment from the Adviser in the amount of $3,204 relating to an operational issue. This amount is included in Capital Contribution from Adviser on the Statements of Changes in Net Assets of the Annual Report dated September 30, 2025.